Stock-based compensation - Reconciliation of Stock Options Outstanding (Details)		12 Months Ended
	Apr. 18, 2024 shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding - Beginning of year (in shares)		10,060,296	11,823,310
Granted (in shares)		3,899,244	2,817,149
Exercised (in shares)		(412,780)	(942,641)
Forfeited (in shares)		(2,463,548)	(3,637,522)
Outstanding - End of fiscal year (in shares)		11,083,212	10,060,296
Exercisable - End of fiscal year (in shares)		4,335,111	3,771,711
Weighted average exercise price, options outstanding, beginning of year, after foreign exchange adjustment (in USD per share) | $ / shares			$ 30.56
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares		$ 30.58	36.36
Weighted average exercise price, options granted (in USD per share) | $ / shares		13.77	19.93
Weighted average exercise price, options exercised (in USD per share) | $ / shares		5.20	5.00
Weighted average exercise price, options forfeited (in USD per share) | $ / shares		30.16	47.76
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares		25.68	30.58
Weighted average exercisable price, options expired (in USD per share) | $ / shares		$ 30.17	$ 31.24
Number of outstanding stock options with vesting dependent on market conditions (in shares)		1,900,000
Share Option Activity
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited (in shares)	(885,001,000)